Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading debt securities [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2023			¥ 594,493	¥ 707,189	¥ 1,647,005		¥ 242,767	¥ (32,174)		¥ 107,861		¥ (118,574)		¥ 75,575	[1]
Net income attributable to NHI shareholders		¥ 58,563			58,563
Cash dividends					(24,112)	[2]								(2,963)	[1]
Gain (loss) on disposal of treasury stock					(2,433)
Stock-based compensation awards				(16,333)
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests				(14)
Net change during the period							171,568
Pension liability adjustment		769						769
Net unrealized gain (loss) on non-trading debt securities
Own credit adjustments		(48,229)								(48,229)
Repurchases of common stock												(20,007)
Sales of common stock												0
Common stock issued to employees												23,101
Cancellation of treasury stock					(36,105)							36,105
Net income attributable to noncontrolling interests		(2,904)												2,904	[1]
Accumulated other comprehensive income (loss) attributable to noncontrolling interests	[1]													1,235
Transaction between NHI group and noncontrolling interest holders, net	[1]													10,578
Other net change in noncontrolling interests	[1]													(6,521)
Balance at end of period at Sep. 30, 2023		3,372,248	594,493	690,842	1,642,918		414,335	(31,405)		59,632	¥ 442,562	(79,375)	¥ 3,291,440	80,808	[1]
Balance at beginning of year at Mar. 31, 2024		3,448,513	594,493	708,785	1,705,725		444,071	(19,512)		35,425		(118,798)		98,324	[1]
Net income attributable to NHI shareholders		167,325			167,325
Cash dividends					(67,966)	[2]								(4,415)	[1]
Gain (loss) on disposal of treasury stock					(10,605)
Stock-based compensation awards				(25,245)
Changes in ownership interests in subsidiaries				36
Changes in an affiliated company's interests				(15)
Net change during the period							(95,531)
Pension liability adjustment		(955)						(955)
Net unrealized gain (loss) on non-trading debt securities		(27)							(27)
Own credit adjustments		9,258								9,258
Repurchases of common stock												(58,827)
Sales of common stock												0
Common stock issued to employees												33,124
Cancellation of treasury stock
Net income attributable to noncontrolling interests		(1,814)												1,814	[1]
Accumulated other comprehensive income (loss) attributable to noncontrolling interests	[1]													(716)
Transaction between NHI group and noncontrolling interest holders, net	[1]													8,509
Other net change in noncontrolling interests	[1]													(7,891)
Balance at end of period at Sep. 30, 2024		¥ 3,396,386	¥ 594,493	¥ 683,561	¥ 1,794,479		¥ 348,540	¥ (20,467)	¥ (27)	¥ 44,683	¥ 372,729	¥ (144,501)	¥ 3,300,761	¥ 95,625	[1]

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.
[2]	Dividends per share Six months ended September 30, 2023 ¥ 8.00 Six months ended September 30, 2024 ¥ 23.00